JPMorgan California Tax Free Bond Fund
Schedule of Portfolio Investments as of November 30, 2024
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2024.

JPMorgan California Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited)

INVESTMENTS	Principal Amount ($000)	Value ($000)
Municipal Bonds—90.4% (a)
Alabama—1.0%
Utility—1.0%
Black Belt Energy Gas District, Gas Project, Series 2024D, Rev., 5.00%, 12/5/2024 (b) (c)	1,000	1,088
Energy Southeast A Cooperative District, Series 2024B, Rev., 5.25%, 6/1/2032 (b)	1,500	1,635
Southeast Alabama Gas Supply District (The), Project No. 2, Series 2024 B, Rev., 5.00%, 5/1/2032 (b)	1,000	1,070
		3,793
California—83.9%
Certificate of Participation/Lease—0.3%
County of San Diego, County Public Health and Capital Improvement
Series 2023, COP, 5.00%, 10/1/2036	670	787
Series 2023, COP, 5.00%, 10/1/2037	425	498
		1,285
Education—7.4%
California Educational Facilities Authority, Stanford University
Series T-1, Rev., 5.00%, 3/15/2039	1,535	1,895
Series U-4, Rev., 5.00%, 6/1/2043	1,000	1,242
Series U-6, Rev., 5.00%, 5/1/2045	1,500	1,864
California Enterprise Development Authority, Riverside County, Rocketship Public Schools-Obligated Group No. 2, Series 2022A, Rev., 4.00%, 6/1/2031 (d)	1,250	1,219
California Enterprise Development Authority, Rocklin Academy Project, Series 2024, Rev., 5.00%, 6/1/2054 (d)	1,250	1,287
California Infrastructure and Economic Development Bank, Equitable School Revolving Fund LLC
Series 2024 B, Rev., 5.00%, 11/1/2029	1,500	1,635
Series 2024 B, Rev., 5.00%, 11/1/2041	1,175	1,319
California School Finance Authority, Green Dot Public Schools Project, Series 2022A, Rev., 5.00%, 8/1/2032 (d)	325	341
California State University, Systemwide
Series 2023A, Rev., 5.00%, 11/1/2044	2,660	3,006
Series 2024 A, Rev., 5.50%, 11/1/2045	1,000	1,190
Palmdale Elementary School District
Series 2023, 5.00%, 8/1/2041	250	283
Series 2023, 4.00%, 8/1/2043	1,000	1,019
Series 2023, 5.00%, 8/1/2044	800	899
University of California
Series 2023BP - 2, Rev., VRDO, 1.86%, 12/10/2024 (b)	5,000	5,000
Series 2020BE, Rev., 5.00%, 5/15/2034	1,065	1,192
Series 2016AR, Rev., 5.00%, 5/15/2035	1,500	1,544
Series 2023BN, Rev., 5.00%, 5/15/2042	3,000	3,419
		28,354
General Obligation—13.7%
Alvord Unified School District, 2007 Election, Series 2011B, GO, AGM, Zero Coupon, 8/1/2036	5,750	3,678
Clovis Unified School District, Election of 2020, Series C, GO, 5.00%, 8/1/2041	1,000	1,130
East Side Union High School District, Series B, GO, NATL - RE, 5.25%, 2/1/2026	1,955	1,975
Encinitas Union School District, Election 2010
Series 2015, GO, Zero Coupon, 8/1/2025	1,325	793
Series 2015, GO, Zero Coupon, 8/1/2025	3,000	1,630
Escondido Union High School District, Capital Appreciation, Election of 2008
Series A, GO, AGC, Zero Coupon, 8/1/2025	1,500	1,472
Series A, GO, AGC, Zero Coupon, 8/1/2029	1,000	876

JPMorgan California Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	Principal Amount ($000)	Value ($000)
Municipal Bonds — continued
California — continued
General Obligation — continued
Los Alamitos Unified School District, School Facilities Improvement District, Election of 2018, Series C, GO, 4.00%, 8/1/2045	1,235	1,261
Los Angeles Unified School District, Dedicated Unlimited Ad Valorem Property Tax
Series 2024A, GO, 5.00%, 7/1/2034	1,295	1,562
Series 2023 QRR, GO, 5.25%, 7/1/2040	1,000	1,183
Series 2024 QRR, GO, 5.00%, 7/1/2042	1,000	1,168
Series 2024 QRR, GO, 5.25%, 7/1/2049	2,000	2,303
Menlo Park City School District, Capital Appreciation
GO, Zero Coupon, 7/1/2031	500	388
GO, Zero Coupon, 7/1/2032	880	654
Napa Valley Unified School District, Election of 2006, Series 2010A, GO, Zero Coupon, 8/1/2027	2,000	1,851
Palo Alto Unified School District, Election of 2008
Series 2008-2, GO, Zero Coupon, 8/1/2025	1,015	997
Series 2008-2, GO, Zero Coupon, 8/1/2026	1,790	1,712
San Diego Unified School District, Series 2023 A-3, GO, 4.00%, 7/1/2053	1,500	1,513
San Diego Unified School District, Election of 1998
Series G-1, GO, AGM, 5.25%, 7/1/2028 (e)	385	420
Series G-1, GO, AGM, 5.25%, 7/1/2028	2,115	2,334
San Jose Evergreen Community College District
Series C, GO, 4.00%, 9/1/2041	650	677
Series C, GO, 4.00%, 9/1/2043	1,500	1,551
San Jose Unified School District, Election of 2002, Series C, GO, NATL - RE, Zero Coupon, 6/1/2031	3,035	2,496
San Mateo County Community College District, Election of 2005
Series A, GO, NATL - RE, Zero Coupon, 9/1/2026	1,100	1,047
Series A, GO, NATL - RE, Zero Coupon, 9/1/2029	2,000	1,747
Series 2006B, GO, NATL - RE, Zero Coupon, 9/1/2034	1,000	733
San Rafael City Elementary School District, Election of 2002, Series 2004B, GO, NATL - RE, Zero Coupon, 8/1/2029	2,000	1,730
Santa Monica Community College District, Election of 2004, Series 2009C, GO, Zero Coupon, 8/1/2027	1,000	926
South San Francisco Unified School District, Measure J, Dedicated Unlimited Ad Valorem Property Tax, Series 2016C, GO, Zero Coupon, 9/1/2028	1,800	1,597
State of California, Various Purpose
GO, 5.00%, 8/1/2037	820	959
GO, 4.00%, 10/1/2041	6,000	6,201
William S Hart Union High School District, Capital Appreciation Election 2001, Series 2005B, GO, AGM, Zero Coupon, 9/1/2029	2,500	2,167
Windsor Unified School District, Series 2023, GO, 5.00%, 8/1/2037	1,370	1,598
		52,329
Hospital—9.6%
California Health Facilities Financing Authority, Adventist Health System
Series 2013A, Rev., 5.00%, 3/1/2026	1,400	1,401
Series 2016A, Rev., 4.00%, 3/1/2029	2,165	2,185
Series 2024A, Rev., 5.25%, 12/1/2043	1,350	1,483
Series 2024A, Rev., 5.25%, 12/1/2044	1,500	1,643
California Health Facilities Financing Authority, Cedars-Sinai Medical Center
Rev., 5.00%, 11/15/2030	250	254
Rev., 5.00%, 11/15/2032	400	407
Series A, Rev., 5.00%, 8/15/2033	3,500	3,619
California Health Facilities Financing Authority, Children's Hospital of Orange County, Series 2024B, Rev., 5.00%, 5/1/2031 (b)	1,000	1,127

JPMorgan California Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	Principal Amount ($000)	Value ($000)
Municipal Bonds — continued
California — continued
Hospital — continued
California Health Facilities Financing Authority, CommonSpirit Health, Series 2024A, Rev., 5.00%, 12/1/2025	100	102
California Health Facilities Financing Authority, Lucile Salter Packard Children's Hospital at Stanford, Series 2024 B, Rev., 5.00%, 8/15/2034	4,000	4,738
California Health Facilities Financing Authority, Scripps Health, Series 2024 B2, Rev., 5.00%, 2/4/2031 (b)	1,800	2,014
California Health Facilities Financing Authority, Sutter Health
Series 2018A, Rev., 5.00%, 11/15/2025	500	509
Series 2017A, Rev., 5.00%, 11/15/2034	1,500	1,587
California Public Finance Authority, PIH Health, Series 2024A, Rev., 5.00%, 6/1/2037	1,220	1,389
California Statewide Communities Development Authority, Series 2009 C-2, Rev., 5.00%, 11/1/2029 (b)	2,000	2,210
California Statewide Communities Development Authority, John Muir Health
Series 2024A, Rev., 5.00%, 12/1/2027	450	481
Series 2024A, Rev., 5.00%, 12/1/2049	1,000	1,095
California Statewide Communities Development Authority, Loma Linda University Medical Center
Series 2016 A, Rev., 5.25%, 12/1/2056 (d)	4,000	4,041
Series 2018 A, Rev., 5.50%, 12/1/2058 (d)	1,000	1,037
California Statewide Communities Development Authority, Sweep Loan Program, Scripps Health Obligated Group, Series 2007A, Rev., VRDO, 1.25%, 12/10/2024 (b)	3,000	3,000
Regents of the University of California, Medical Center Pooled, Series 2022P, Rev., 5.00%, 5/15/2037	2,105	2,413
		36,735
Housing—3.8%
California Enterprise Development Authority, Pamona Properties LLC Project
Series 2024A, Rev., 5.00%, 1/15/2039	3,220	3,479
Series 2024A, Rev., 5.00%, 1/15/2045	1,500	1,579
California Municipal Finance Authority, Caritas Projects
Series 2024A, Rev., 5.00%, 8/15/2025	265	268
Series 2024A, Rev., 5.00%, 8/15/2026	450	465
Series 2024A, Rev., 5.00%, 8/15/2027	575	605
Series 2024A, Rev., 5.00%, 8/15/2029	820	890
Series 2024A, Rev., 5.00%, 8/15/2031	540	600
Series 2024A, Rev., 5.00%, 8/15/2049	1,000	1,073
California Municipal Finance Authority, Linxs Apartments Project, Senior Lien, Series 2018A, Rev., AMT, 5.00%, 12/31/2028	1,750	1,827
California Municipal Finance Authority, Terracina At Westpark Apartments, Series 2024A, Rev., 3.20%, 8/1/2027 (b)	2,500	2,512
California Public Finance Authority, Senior Living The James, Series 2024A, Rev., 6.38%, 6/1/2059	1,000	990
		14,288
Industrial Development Revenue/Pollution Control Revenue—4.0%
California Infrastructure and Economic Development Bank, California Academy of Science, Series 2024A, Rev., 3.25%, 8/1/2029	3,000	3,020
California Infrastructure and Economic Development Bank, Segerstrom Center for the Arts, Series 2024, Rev., 5.00%, 1/1/2032	2,000	2,266
California Infrastructure and Economic Development Bank, The J. Paul Getty Trust, Series 2023 B, Rev., 5.00%, 10/1/2026 (b)	3,000	3,108
California Pollution Control Financing Authority, Poseidon Resources Channelside LP Desalination Project, Rev., AMT, 5.00%, 7/1/2035 (d)	2,105	2,307
California Pollution Control Financing Authority, Solid Waste Disposal, Waste Management, Inc., Project, Series B-1, Rev., AMT, 3.00%, 11/1/2025	1,500	1,488
Rialto Public Financing Authority, Police Station Project
Series 2023 A, Rev., 5.00%, 6/1/2036	450	510

JPMorgan California Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	Principal Amount ($000)	Value ($000)
Municipal Bonds — continued
California — continued
Industrial Development Revenue/Pollution Control Revenue — continued
Series 2023 A, Rev., 5.00%, 6/1/2038	400	450
Series 2023 A, Rev., 5.00%, 6/1/2048	2,000	2,170
		15,319
Other Revenue—13.5%
California Community Choice Financing Authority, Green Bond
Series 2022A-1, Rev., 4.00%, 8/1/2025	500	502
Series 2022A-1, Rev., 4.00%, 8/1/2026	1,000	1,011
California County Tobacco Securitization Agency, Series 2006 A, Rev., Zero Coupon, 6/1/2046	3,000	819
California County Tobacco Securitization Agency, Golden Gate Tobacco Funding Corp., Series A, Rev., 5.00%, 6/1/2047	1,500	1,458
California County Tobacco Securitization Agency, Los Angeles County Securitization Corp.
Series 2020A, Rev., 5.00%, 6/1/2030	1,095	1,190
Series 2020 A, Rev., 4.00%, 6/1/2049	1,150	1,090
Series 2020 B-2, Rev., Zero Coupon, 6/1/2055	4,000	784
California County Tobacco Securitization Agency, Sonoma County Securitization Corp., Series 2020 A, Rev., 4.00%, 6/1/2049	1,000	948
California Municipal Finance Authority
Series 2024A, Rev., 5.00%, 4/1/2026	450	461
Series 2024A, Rev., 5.00%, 4/1/2027	365	382
Series 2024A, Rev., 5.00%, 4/1/2028	310	330
Series 2024A, Rev., 5.00%, 4/1/2029	250	270
Series 2024A, Rev., 5.00%, 4/1/2030	200	219
Series 2024A, Rev., 5.00%, 4/1/2031	210	232
Series 2024A, Rev., 5.00%, 4/1/2032	310	345
Series 2024A, Rev., 5.00%, 4/1/2044	1,415	1,532
Series 2024A, Rev., 5.00%, 4/1/2049	1,300	1,381
California Municipal Finance Authority, Eskaton Properties, Inc. Obligated Group
Series 2024, Rev., 5.00%, 11/15/2027	1,360	1,432
Series 2024, Rev., 5.00%, 11/15/2044	1,500	1,605
California Municipal Finance Authority, Republic Services, Inc., Project, Series 2024A, Rev., AMT, 3.88%, 3/1/2034 (b)	2,985	3,024
California Municipal Finance Authority, Waste Management, Inc. Project, Series 2024A, Rev., AMT, 4.13%, 3/3/2025 (b)	2,500	2,501
California State Public Works Board, Various Capital Project
Series 2024C, Rev., 5.00%, 9/1/2031	2,500	2,858
Series 2024C, Rev., 5.00%, 9/1/2033	1,430	1,675
Series 2024C, Rev., 5.00%, 9/1/2034	1,145	1,357
California Statewide Communities Development Authority, John Muir Health, Series 2024E-2, Rev., 5.00%, 4/1/2025 (b)	675	708
City of Los Angeles, Rev., TRAN, 5.00%, 6/26/2025	2,000	2,025
Garden Grove Public Financing Authority, Series 2024A, Rev., 5.00%, 4/1/2049	1,235	1,381
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement
Series 2021 B, Rev., 3.00%, 6/1/2046	1,790	1,668
Series 2021B-2, Rev., Zero Coupon, 6/1/2066	17,700	1,979
Jurupa Public Financing Authority, Series 2024, AGM, 5.00%, 9/1/2035	2,000	2,326
Los Angeles County Public Works Financing Authority
Series 2022G, Rev., 5.00%, 12/1/2037	1,500	1,703
Series 2024 H, Rev., 5.00%, 12/1/2049	2,055	2,303
Municipal Improvement Corp. of Los Angeles
Series 2023-A, Rev., 5.00%, 5/1/2042	1,000	1,137
Series 2023-A, Rev., 5.00%, 5/1/2043	1,000	1,133

JPMorgan California Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	Principal Amount ($000)	Value ($000)
Municipal Bonds — continued
California — continued
Other Revenue — continued
Pasadena Public Financing Authority, Rose Bowl Renovation, Series 2024, Rev., Zero Coupon, 6/1/2042	1,200	584
San Diego Public Facilities Financing Authority, Series 2023A, Rev., 5.00%, 8/1/2042	1,180	1,346
San Diego Public Facilities Financing Authority, Capital Improvement Project, Series 2024A, Rev., 5.00%, 10/15/2041	1,000	1,151
Tobacco Securitization Authority of Northern California, Series 2021 B-1, Rev., 4.00%, 6/1/2049	2,390	2,411
Tobacco Securitization Authority of Southern California, Series 2019 A, Rev., 5.00%, 6/1/2048	1,000	1,034
Tobacco Securitization Authority of Southern California, San Diego County Tobacco Asset Securitization Corp., Series 2019 A, Rev., 5.00%, 6/1/2038	1,000	1,065
		51,360
Prerefunded—1.7%
California Health Facilities Financing Authority, Sutter Health, Series 2016A, Rev., 5.00%, 11/15/2025 (e)	1,150	1,174
Campbell Union High School District, Election of 2016Series B, GO, 5.00%, 8/1/2026 (e)	2,370	2,467
State of California Department of Water Resources, Central Valley Project, Water System, Series AW, Rev., 5.00%, 12/1/2026 (e)	2,600	2,727
		6,368
Transportation—7.8%
Bay Area Toll Authority, Toll Bridge, Series 2023B, Rev., VRDO, 0.25%, 12/2/2024 (b)	5,000	5,000
Burbank-Glendale-Pasadena Airport Authority Brick Campaign, Series 2024B, Rev., AMT, AGM, 4.38%, 7/1/2049	1,000	1,012
California Infrastructure and Economic Development Bank, Academy of Motion Picture, Series 2023A, Rev., 5.00%, 11/1/2034	1,000	1,191
California Infrastructure and Economic Development Bank, Brightline West Passenger Rail Project, Series 2020 A-4, Rev., AMT, 8.00%, 8/15/2025 (b) (d)	1,300	1,340
California Municipal Finance Authority, United Airlined, Inc. Los Angeles Internation Airport Projects, Series 2019, Rev., AMT, 4.00%, 7/15/2029	1,000	997
City of Long Beach Harbor, Series C, Rev., AMT, 5.00%, 5/15/2030	2,000	2,014
City of Los Angeles Department of Airports
Series 2020A, Rev., 5.00%, 5/15/2039	2,000	2,192
Series 2022B, Rev., 4.00%, 5/15/2041	1,755	1,809
City of Los Angeles Department of Airports, International Airport Subordinate, Series 2018C, Rev., AMT, 5.00%, 5/15/2034	1,250	1,296
Foothill Eastern Transportation Corridor Agency, Capital Appreciation, Senior Lien, Series 1995A, Rev., Zero Coupon, 1/1/2026 (e)	1,795	1,738
Los Angeles County Metropolitan Transportation Authority Sales Tax, Series 2021A, Rev., 5.00%, 7/1/2045	1,000	1,102
Norman Y Mineta San Jose International Airport SJC, Series 2021A, Rev., AMT, 5.00%, 3/1/2032	2,000	2,169
Port of Los Angeles, Harbor Department
Series 2019B, Rev., 5.00%, 8/1/2026	3,420	3,558
Series 2024 A 1, Rev., AMT, 5.00%, 8/1/2032	1,000	1,105
San Diego County Regional Airport Authority, Series 2023B, Rev., AMT, 5.25%, 7/1/2037	1,500	1,696
San Francisco City and County Airport Commission, San Francisco International Airport, Series 2019A, Rev., AMT, 5.00%, 5/1/2037	1,500	1,576
		29,795
Utility—12.8%
California Community Choice Financing Authority, Clean Energy Project
Series 2023 G-1, Rev., 5.25%, 4/1/2030 (b)	2,175	2,345
Series 2024 A, Rev., 5.00%, 4/1/2032 (b)	2,000	2,170
Series 2024 D, Rev., 5.00%, 9/1/2032 (b)	5,000	5,477
City of Glendale, Electric
Rev., 5.00%, 2/1/2046	1,000	1,109
Series 2024-2, Rev., AGC-CR, 5.00%, 2/1/2047	1,720	1,918

JPMorgan California Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	Principal Amount ($000)	Value ($000)
Municipal Bonds — continued
California — continued
Utility — continued
Series 2024, Rev., 5.00%, 2/1/2054	3,000	3,280
City of Vernon, Electric System, Series 2021 A, Rev., 5.00%, 4/1/2025	500	503
Los Angeles Department of Water and Power, Power System
Series 2001, Subseries B-6, Rev., VRDO, 0.25%, 12/2/2024 (b)	5,000	5,000
Subseries A-7, Rev., VRDO, 0.30%, 12/2/2024 (b)	3,000	3,000
Series 2022C, Rev., 5.00%, 7/1/2038	2,410	2,748
Series 2020B, Rev., 5.00%, 7/1/2039	2,000	2,216
Series 2023E, Rev., 5.00%, 7/1/2040	1,825	2,106
Series 2023 D, Rev., 5.00%, 7/1/2041	5,000	5,729
Los Angeles Department of Water and Power, Water System, Series 2021 B, Rev., 5.00%, 7/1/2051	2,500	2,705
Sacramento Municipal Utility District, Series 2023D, Rev., 5.00%, 10/15/2030 (b)	3,500	3,865
Sacramento Municipal Utility District, Electric, Series 2023K, Rev., 5.00%, 8/15/2041	1,200	1,371
Southern California Public Power Authority, Southern Transmission System Renewal Project, Series 2024-1, Rev., 5.00%, 7/1/2044	3,000	3,426
		48,968
Water & Sewer—9.3%
California Infrastructure and Economic Development Bank, Clean Water State Revolving Fund, Rev., 4.00%, 10/1/2040	2,000	2,106
City of Bakersfield, Wastewater, Series 2015A, Rev., 5.00%, 9/15/2031	2,000	2,033
City of Los Angeles, Wastewater System
Series 2018A, Rev., 5.00%, 6/1/2034	1,000	1,075
Series 2018A, Rev., 5.00%, 6/1/2035	1,500	1,609
City of San Francisco, Public Utilities Commission Water
Series 2020, Subseries C-10, Rev., 4.00%, 11/1/2040	2,650	2,762
Series 2023AB, Subseries A, Rev., 5.00%, 11/1/2041	1,850	2,124
East Bay Municipal Utility District, Water System, Series 2024 A, Rev., 5.00%, 6/1/2049	2,750	3,093
Eastern Municipal Water District, Water and Wastewater, Series 2016A, Rev., 5.00%, 7/1/2035	2,885	2,983
Goleta Water District
Series 2023A, Rev., 5.00%, 9/1/2025	300	305
Series 2023A, Rev., 5.00%, 9/1/2027	450	479
Series 2023A, Rev., 5.00%, 9/1/2029	260	288
Metropolitan Water District of Southern California
Series 2024 B3, Rev., 5.00%, 7/1/2031 (b)	1,000	1,113
Series 2024C, Rev., 5.00%, 4/1/2046	1,500	1,704
Metropolitan Water District of Southern California, Waterworks
Series 2024 B2, Rev., 5.00%, 7/1/2029 (b)	2,225	2,399
Series 2020C, Rev., 5.00%, 7/1/2040	1,500	1,655
Ontario Public Financing Authority, Series 2024A, Rev., 5.00%, 8/1/2049	1,000	1,106
San Francisco City and County Public Utilities Commission Wastewater
Series 2018B, Rev., 5.00%, 10/1/2026	1,075	1,124
Series 2018B, Rev., 5.00%, 10/1/2036	1,675	1,785
Southern California Water Replenishment District, Rev., 5.00%, 8/1/2038	1,250	1,336
State of California Department of Water Resources, Central Valley Project, Series BF, Rev., 5.00%, 12/1/2035	2,000	2,337
State of California Department of Water Resources, Central Valley Project, Water System, Series 2023A, Rev., 5.00%, 6/1/2042	1,665	1,887
		35,303
Total California		320,104

JPMorgan California Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	Principal Amount ($000)	Value ($000)
Municipal Bonds — continued
Florida—0.1%
Transportation—0.1%
Florida Development Finance Corp., Brightline Florida Passenger Rail Project, Series 2024, Rev., AMT, 5.50%, 7/1/2053	250	261
Georgia—1.5%
Utility—1.5%
Main Street Natural Gas, Inc., Gas Supply
Series 2022B, Rev., 5.00%, 6/1/2029 (b)	2,000	2,120
Series 2024D, Rev., 5.00%, 4/1/2031 (b)	1,000	1,077
Series 2024 A, Rev., 5.00%, 9/1/2031 (b)	1,150	1,243
Series 2024B, Rev., 5.00%, 3/1/2032 (b)	1,250	1,358
		5,798
Kentucky—1.2%
Industrial Development Revenue/Pollution Control Revenue—0.4%
County of Knott, Solid Waste Water Project, Series 2024, Rev., AMT, 4.00%, 4/1/2025 (b) (d)	1,500	1,501
Utility—0.8%
Kentucky Public Energy Authority, Gas Supply, Series 2024B, Rev., 5.00%, 8/1/2032 (b)	2,750	2,958
Total Kentucky		4,459
North Carolina—0.3%
Other Revenue—0.3%
North Carolina Housing Finance Agency, Homeownership, Series 55-C, Rev., GNMA / FNMA / FHLMC, 3.20%, 1/15/2026 (b)	1,000	996
Ohio—0.3%
Other Revenue—0.1%
Buckeye Tobacco Settlement Financing Authority, Series 2020B-3, Rev., Zero Coupon, 6/1/2057	3,215	310
Transportation—0.2%
Jefferson County Port Authority, JSW Steel USA Ohio, Inc., Project, Series 2023, Rev., 5.00%, 12/1/2028 (b) (d)	1,000	1,026
Total Ohio		1,336
Pennsylvania—0.3%
Other Revenue—0.3%
Pennsylvania Housing Finance Agency, Single Family Mortgage, Series 2024-146A, Rev., 6.25%, 10/1/2054	1,000	1,109
Puerto Rico—1.0%
Other Revenue—1.0%
Puerto Rico Sales Tax Financing Corp. Sales Tax
Series A-1, Rev., Zero Coupon, 7/1/2029	1,000	840
Series A-1, Rev., Zero Coupon, 7/1/2046	3,000	1,011
Series A-2, Rev., 4.78%, 7/1/2058	1,000	1,002
Series A-1, Rev., 5.00%, 7/1/2058	1,000	1,004
		3,857
South Dakota—0.1%
Housing—0.1%
South Dakota Housing Development Authority, Series 2024C, Rev., GNMA / FNMA / FHLMC, 6.25%, 11/1/2055	500	565
Texas—0.4%
Utility—0.4%
Texas Municipal Gas Acquisition and Supply Corp. V Gas supply, Series 2024, Rev., 5.00%, 1/1/2034 (b)	1,500	1,628

JPMorgan California Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	Principal Amount ($000)	Value ($000)
Municipal Bonds — continued
Wisconsin—0.3%
Industrial Development Revenue/Pollution Control Revenue—0.3%
Wisconsin Housing and Economic Development Authority, Home Ownership, Series 2024 A, Rev., GNMA / FNMA / FHLMC, 6.00%, 9/1/2054	990	1,078
Total Municipal Bonds (Cost $340,179)		344,984
	Shares (000)
Short-Term Investments—8.8%
Investment Companies—8.8%
JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 2.85% (f) (g)(Cost $33,661)	33,658	33,662
Total Investments—99.2% (Cost $373,840)		378,646
Assets in Excess of Other Liabilities—0.8%		2,912
Net Assets—100.0%		381,558

Percentages indicated are based on net assets.

Abbreviations
AGC	Insured by Assured Guaranty Corp.
AGM	Insured by Assured Guaranty Municipal Corp.
AMT	Alternative Minimum Tax
COP	Certificate of Participation
CR	Custodial Receipts
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation
NATL	Insured by National Public Finance Guarantee Corp.
RE	Reinsured
Rev.	Revenue
TRAN	Tax & Revenue Anticipation Note
VRDO	Variable Rate Demand Obligation

(a)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(b)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of November 30, 2024.

(c)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(d)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(e)	Security is prerefunded or escrowed to maturity.
(f)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(g)	The rate shown is the current yield as of November 30, 2024.
Futures contracts outstanding as of November 30, 2024 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
U.S. Treasury 5 Year Note	431	03/31/2025	USD	46,390	354

JPMorgan California Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Short Contracts
U.S. Treasury Ultra Bond	(47)	03/20/2025	USD	(5,985)	(219)
U.S. Treasury 2 Year Note	(222)	03/31/2025	USD	(45,760)	(112)
(331)
23

Abbreviations
USD	United States Dollar

JPMorgan California Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
(Dollar values in thousands)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under Securities and Exchange Commission Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s net asset values per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Municipal Bonds	$—	$344,984	$—	$344,984
Short-Term Investments
Investment Companies	33,662	—	—	33,662
Total Investments in Securities	$33,662	$344,984	$—	$378,646

JPMorgan California Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
(Dollar values in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Appreciation in Other Financial Instruments
Futures Contracts	$354	$—	$—	$354
Depreciation in Other Financial Instruments
Futures Contracts	(331)	—	—	(331)
Total Net Appreciation/ Depreciation in Other Financial Instruments	$23	$—	$—	$23
B. Investment Transactions with Affiliates— The Fund invested in an Underlying Fund advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund's distributions may be reinvested into such Underlying Fund. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended November 30, 2024
Security Description	Value at February 29, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at November 30, 2024	Shares at November 30, 2024	Dividend Income	Capital Gain Distributions
JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 2.85% (a) (b)	$15,118	$238,392	$219,848	$(1)	$1	$33,662	33,658	$622	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of November 30, 2024.